STOCKHOLDERS’ EQUITY (DEFICIT) (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, Issued for Services			215,000
Stock Issued During Period, Value, Issued for Services			$ 64,500		$ 210,529	$ 749,063
Share-based Compensation Expense	$ 111,885	$ 121,192	$ 636,518	$ 751,710	$ 1,298,240,000	$ 1,509,005,000
Vested Warrants	5,206,011		5,206,011		6,372,831
Weighted average shares of common stock outstanding used in the basic and diluted net loss per share calculation	85,395,846		70,271,333
2013 Equity Plan [Member]
Available for future grant	386,153		386,153		995,264
2014 Equity Plan [Member]
Available for future grant	950,001		950,001
Restricted Stock Units [Member]
Options exercised			18,887,859		500,000	0
Restricted Stock Units [Member]
Share-based Compensation Expense	$ 107,885	120,305	$ 627,018	748,999
Stock Options [Member]
Share-based Compensation Expense	$ 4,000	$ 887	$ 9,500	$ 2,711